CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 4,999,709	$ 8,049,063
Accounts receivable, net	633,924	988,147
Unbilled revenue	12,468	12,533
Due from related party	99,548	39,682
Inventory	975,760	1,054,002
Current assets of discontinued operations	1,450,034	4,784,215
Prepaid and other current assets	331,057	97,295
Total current assets	8,502,500	15,024,937
Property and equipment, net	17,950,787	18,536,250
Long-term assets of discontinued operations	7,527,266	6,365,669
Accounts receivable, long-term	0	3,600
Other assets, long-term	41,825	75,384
TOTAL ASSETS	34,022,378	40,005,840
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	162,976	267,463
Accrued expenses and other current liabilities	257,810	355,318
Due to related party	1,171,863	630,805
Current liabilities of discontinued operations	699,086	468,319
Total current liabilities	2,291,735	1,721,905
Long-term liabilities:
Convertible debentures due related parties	16,078,912	14,876,949
Warrant liability	0	6,780
Long-term liabilities of discontinued operations	4,536,422	5,632,710
Other long-term liabilities	0	2,227
Total liabilities	22,907,069	22,240,571
Stockholders’ equity:
Common stock, $0.001 par value; 100,000,000 shares authorized; 50,684,095 and 52,140,001 issued and outstanding at December 31, 2015 and 2014, respectively	50,684	52,140
Additional paid-in capital	49,641,620	49,854,998
Accumulated deficit	(40,622,774)	(35,232,411)
Total American DG Energy Inc. stockholders’ equity	9,069,530	14,674,727
Noncontrolling interest in discontinued operations	1,944,236	2,606,815
Noncontrolling interest	101,543	483,727
Total stockholders’ equity	11,115,309	17,765,269
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 34,022,378	$ 40,005,840